COMMITMENTS AND CONTINGENCIES (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2022 USD ($)	Sep. 30, 2022	Apr. 30, 2022	Feb. 28, 2022
Legal proceedings
Liability recorded	₽ 726	₽ 16	$ 10.3
Claim amount	₽ 813	₽ 3,571	11.6
Environment and Current Economic Situation
Inflation rate	11.90%	8.40%
Percentage of banking rates in Russia		8.50%		7.50%	17.00%	20.00%
Liability for potential penalties related to unrecognized tax benefits	₽ 10,913	₽ 1,181	155.2
Accrued contingencies related to non-income taxes	2,439	312	34.7
Estimated contingencies related to non-income taxes including penalties and interest	25,232	₽ 24,396	358.7
Purchase Commitments For Streaming Content
Purchase commitments
2023	2,519		35.8
2024	594		8.4
2025	26		0.4
Purchase Commitments For Others Goods and Services
Purchase commitments
2023	21,698		308.5
2024	10,783		153.3
2025	313		4.4
2026	162		2.3
2027	70		1.0
2028 and thereafter	₽ 187		$ 2.7